Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 18, 2015 Vote $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 06, 2021 USD ($)	Dec. 31, 2020 $ / shares	Aug. 29, 2018 USD ($)	Sep. 18, 2015 ¥ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	1,000,000,000								1,000,000,000
Ordinary shares, par value | (per share)	$ 0.00005								¥ 0.0003
Ordinary shares, shares issued	1								1
Transferred to designated agent account for share repurchase | ¥		¥ 4,866
Class A Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		796,062,195	796,062,195
Ordinary shares, par value | $ / shares					$ 0.00005		$ 0.00005
Ordinary shares, shares issued		2,085,939	1,978,621
Common stock, voting right				Class A ordinary share is entitled to one vote
Number of vote each ordinary shares entitled | Vote	1
Authorized amount under share repurchase program | $						$ 15,000		$ 50,000
Number of shares repurchased		60,325	163,884	51,895
Stock Repurchased During Period, Value | ¥		¥ 3,623	¥ 26,579	¥ 30,793
Conversion of shares		107,318	148,438	6,600
Class B Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		826,389	826,389
Ordinary shares, par value | $ / shares					0.00005		0.00005
Ordinary shares, shares issued		826,389	826,389
Common stock, voting right				Class B ordinary share is entitled to seven votes
Number of vote each ordinary shares entitled | Vote	7
Class of each ordinary shares convertible into class A ordinary shares	1								1
Class C Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		203,111,416	203,111,416
Ordinary shares, par value | $ / shares					$ 0.00005		$ 0.00005
Ordinary shares, shares issued		4,002,930	4,110,248
Common stock, voting right				Class C ordinary share is entitled to ten votes
Number of vote each ordinary shares entitled | Vote	10
Class of each ordinary shares convertible into class A ordinary shares	1								1
Conversion of shares		(107,318)	(148,438)	(6,600)
American Depository Shares
Ordinary Shares [Line Items]
Number of shares repurchased		120,650	4,097,195	1,297,363